United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05189

                              The Spain Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Spain Fund

Semi-Annual Report
May 31, 2003

[LOGO]AllianceBernstein(SM)
      Investment Research and Management

Investment Products Offered
==============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
==============================

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 9, 2003

Semi-Annual Report
This report provides investment results and market commentary for The Spain Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies
This closed-end fund seeks long-term capital appreciation through investment primarily in the equity securities of Spanish companies.

Investment Results
The following table provides performance for the Fund and its benchmark, the Madrid General Index, for the six- and 12-month periods ended May 31, 2003. We have also included the performance for a second benchmark, the composition of which tends to more closely resemble the IBEX 35 Index.


   INVESTMENT RESULTS*
   Periods Ended May 31, 2003

                                                    ============================
                                                              Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   The Spain Fund (NAV)                              14.62%              4.27%
--------------------------------------------------------------------------------
   Madrid General Index                              17.39%              7.14%
--------------------------------------------------------------------------------
   IBEX 35 Index                                     15.22%              3.52%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) as of May 31, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Madrid General Index is a capitalization-weighted index that measures the performance of a selected number of continuous market stocks. The IBEX 35 Index is the official index of the Spanish Continuous Market. The index is comprised of the 35 most liquid stocks traded on the Continuous Market. Both indices reflect no fees or expenses. The indices' returns are expressed in U.S. dollars. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including The Spain Fund.

The Fund underperformed the Madrid General Index over the six- and 12-month periods ended May 31, 2003 due to relatively underweight positions in the utilities, tobacco & food and construction sectors. These sectors performed strongly during both periods. The Fund also underperformed the IBEX 35 Index over the six-month review period also due to its underweight positions in utilities and tobacco stocks. The Fund's relative outperformance versus the IBEX 35 Index over the 12-month period was attributable to a relatively larger weighting of small and medium-sized companies which significantly outperformed large capitalization stocks.


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                                                              THE SPAIN FUND o 1

Market Review and Investment Strategy
During the six-month reporting period, financial services stocks significantly outperformed the market. We maintained the maximum permitted weighting in the banking sector, which is below the benchmark weightings, and increased exposure to the insurance sector. We also maintained an overweight position in the biotechnology, media and air travel services sectors, all of which rebounded significantly over the six-month period.

The Fund maintained a market weighting in the utilities and energy sectors, but concentrated its exposure in gas transmission companies and electricity companies with a high debt level. The Fund benefited significantly from these concentrations due to the lower interest rate environment.

We reduced the Fund's investments in the consumer goods sector, which has suffered recently due to the impact of consumption in lower gross domestic product (GDP) growth.


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2 o THE SPAIN FUND

PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATE           PORTFOLIO STATISTICS
6/28/88                  Net Assets ($mil): $64.6


SECTOR BREAKDOWN
 29.3% Financial Services
 28.3% Utilities
 19.8% Consumer Services
  6.2% Energy
  5.0% Capital Goods                            [PIE CHART OMITTED]
  3.2% Health Care
  3.0% Technology
  2.7% Basic Industry
  1.5% Multi-Industry
  1.0% Consumer Staples


All data as of May 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                                              THE SPAIN FUND o 3

TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)


                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Telefonica, SA                           $  8,804,532                13.6%
--------------------------------------------------------------------------------
Banco Santander Central Hispano, SA         6,871,489                10.6
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA         6,543,115                10.1
--------------------------------------------------------------------------------
Endesa, SA                                  3,914,085                 6.1
--------------------------------------------------------------------------------
Repsol-YPF, SA                              3,875,580                 6.0
--------------------------------------------------------------------------------
Unidad Editorial, SA Series A               2,526,264                 3.9
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA (Inditex)    2,382,713                 3.7
--------------------------------------------------------------------------------
Sogecable, SA                               2,314,099                 3.6
--------------------------------------------------------------------------------
Corporacion Mapfre, SA                      2,204,479                 3.4
--------------------------------------------------------------------------------
Zeltia, SA                                  1,965,508                 3.1
--------------------------------------------------------------------------------
                                         $ 41,401,864                64.1%


--------------------------------------------------------------------------------
4 o THE SPAIN FUND

PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.2%

Financial Services-28.1%
Banking - Money Center-22.1%
Banco Bilbao Vizcaya Argentaria, SA(a) ...........        662,000    $ 6,543,115
Banco Santander Central Hispano, SA ..............        848,819      6,871,489
Bankinter, SA ....................................         25,000        887,488
                                                                     -----------
                                                                      14,302,092
                                                                     -----------
Banking - Regional-2.6%
Banco Popular Espanol, SA ........................         31,506      1,668,219
                                                                     -----------
Insurance-3.4%
Corporacion Mapfre, SA ...........................        210,508      2,204,479
                                                                     -----------
                                                                      18,174,790
                                                                     -----------
Utilities-27.2%
Electric & Gas-13.6%
Enagas ...........................................        205,000      1,652,311
Endesa, SA .......................................        244,593      3,914,085
Gas Natural SDG, SA ..............................         58,138      1,185,512
Iberdrola, SA ....................................         76,242      1,333,093
Red Electrica de Espana ..........................         55,000        684,693
                                                                     -----------
                                                                       8,769,694
                                                                     -----------
Telephone-13.6%
Telefonica, SA(b) ................................        783,530      8,804,532
                                                                     -----------
                                                                      17,574,226
                                                                     -----------
Consumer Services-19.0%
Airlines-1.2%
Iberia Lineas Aereas de Espana, SA ...............        442,242        796,157
                                                                     -----------
Apparel-3.7%
Industria de Diseno Textil, SA (Inditex) .........        105,744      2,382,713
                                                                     -----------
Broadcasting & Cable-3.6%
Sogecable, SA(b) .................................        159,504      2,314,099
                                                                     -----------
Cellular Communications-1.1%
Telefonica Moviles, SA(b) ........................         89,628        734,007
                                                                     -----------
Printing & Publishing-5.0%
Telefonica Publicidad e Informacion, SA ..........        140,000        680,339
Unidad Editorial, SA Series A(b)(c) ..............        687,039      2,526,264
                                                                     -----------
                                                                       3,206,603
                                                                     -----------
Retail-2.3%
Aldeasa, SA ......................................         77,980      1,478,176
                                                                     -----------


--------------------------------------------------------------------------------
                                                              THE SPAIN FUND o 5

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-2.1%
Amadeus Global Travel Distribution, SA .........         238,363     $ 1,382,716
                                                                     -----------
                                                                      12,294,471
                                                                     -----------
Energy-6.0%
Oil-6.0%
Repsol-YPF, SA .................................         245,070       3,875,580
                                                                     -----------
Capital Goods-4.8%
Engineering & Construction-4.8%
Fomento de Construcciones y Contratas, SA ......          52,000       1,434,807
Grupo Dragados, SA .............................          83,266       1,672,432
                                                                     -----------
                                                                       3,107,239
                                                                     -----------
Healthcare-3.1%
Medical Products-3.1%
Zeltia, SA(b) ..................................         215,539       1,965,508
                                                                     -----------
Technology-2.9%
Computer Services-2.9%
Indra Sistemas, SA .............................         183,035       1,873,703
                                                                     -----------
Basic Industry-2.6%
Mining & Metals-2.6%
Acerinox, SA ...................................          45,000       1,704,966
                                                                     -----------
Multi-Industry-1.5%
Multi-Industry-1.5%
Corporacion Financiera Alba, SA ................          40,032         937,363
                                                                     -----------
Consumer Staples-1.0%
Food-1.0%
Viscofan, SA ...................................          83,436         621,447
                                                                     -----------
Total Investments-96.2%
   (cost $45,584,070) ..........................                      62,129,293
Other assets less liabilities-3.8% .............                       2,466,982
                                                                     -----------
Net Assets-100% ................................                     $64,596,275
                                                                     ===========


--------------------------------------------------------------------------------


(a) Security represents investment in an affiliate.
(b) Non-income producing security.
(c) Restricted and illiquid security, valued at fair value (See Notes A & F). See notes to financial statements.


--------------------------------------------------------------------------------
6 o THE SPAIN FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $45,584,070).................................         $ 62,129,293
Cash ................................................               51,020
Foreign cash, at value (cost $2,210,563).............            2,453,259
Receivable for investment securities sold............              660,074
Foreign taxes receivable.............................               18,177
                                                              ------------
Total assets.........................................           65,311,823
                                                              ------------
Liabilities
Payable for investment securities purchased..........              331,973
Management fee payable...............................               63,819
Accrued expenses.....................................              319,756
                                                              ------------
Total liabilities....................................              715,548
                                                              ------------
Net Assets...........................................         $ 64,596,275
                                                              ============
Composition of Net Assets

Capital stock, at par................................         $     86,464
Additional paid-in capital...........................           67,949,613
Accumulated net investment loss......................           (2,678,747)
Accumulated net realized loss on investment and
  foreign currency transactions......................          (17,548,920)
Net unrealized appreciation of investments and
  foreign currency denominated assets and
  liabilities........................................           16,787,865
                                                              ------------
                                                              $ 64,596,275
                                                              ============
Net Asset Value Per Share
   (based on 8,646,383 shares outstanding)...........                $7.47
                                                                     =====


See notes to financial statements.


--------------------------------------------------------------------------------
                                                              THE SPAIN FUND o 7

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income
Dividends--unaffiliated issuers (net of
  foreign taxes withheld of $64,272)...... $     364,223
Dividends--affiliated issuer
  (net of foreign taxes withheld
  of $19,215)...........................         108,887
Interest................................           7,553   $       480,663
                                         ---------------
Expenses
Management fee..........................         306,996
Custodian...............................         105,175
Audit and legal.........................          75,415
Printing.........................,......          68,209
Directors' fees and expenses............          51,939
Transfer agency.........................          26,096
Registration............................          11,765
Miscellaneous...........................          10,388
                                         ---------------
Total expenses..........................                           655,983
                                                           ---------------
Net investment loss.....................                          (175,320)
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions..............                        (1,013,868)
   Foreign currency transactions........                           168,162
Net change in unrealized appreciation/
  depreciation of:
   Investments..........................                         8,976,217
   Foreign currency denominated
     assets and liabilities.............                           225,978
                                                           ---------------
Net gain on investments and
  foreign currency transactions.........                         8,356,489
                                                           ---------------
Net Increase in Net Assets
  from Operations.......................                   $     8,181,169
                                                           ===============


See notes to financial statements.


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8 o THE SPAIN FUND

STATEMENT OF CHANGES
IN NET ASSETS

                                         Six Months Ended    Year Ended
                                           May 31, 2003     November 30,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $      (175,320)  $      (296,035)
Net realized loss on investment and
  foreign currency transactions.........        (845,706)      (14,487,370)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities.......................       9,202,195         7,788,878
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................       8,181,169        (6,994,527)
Dividends and Distributions to
Shareholders from
Net investment income...................      (2,503,427)               -0-
Tax return of capital...................              -0-       (6,535,545)
Capital Stock Transactions
Reinvestment of dividends resulting in
  the issuance of Common Stock..........         118,385           329,355
                                         ---------------   ---------------
Total increase (decrease)...............       5,796,127       (13,200,717)
Net Assets
Beginning of period.....................      58,800,148        72,000,865
                                         ---------------   ---------------
End of period........................... $    64,596,275   $    58,800,148
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                                              THE SPAIN FUND o 9

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A
Significant Accounting Policies
The Spain Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 30, 1987 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a


--------------------------------------------------------------------------------
10 o THE SPAIN FUND
pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

The exchange rate for the Euro at May 31, 2003 was .85 EUR to U.S. $1.00.

3. Taxes
It is the Fund's policy to meet the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Spanish tax rates.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fundis informed of the dividend. Interest income is accrued daily. Investment trans-


--------------------------------------------------------------------------------
                                                             THE SPAIN FUND o 11
actions are accounted for on the date securities are purchased or sold. Realized gains and losses from security and currency transactions are calculated on the identified cost basis.

5. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences, do not require such reclassification.

NOTE B
Management Fee and Other Transactions with Affiliates
Under an Investment Management and Administration Agreement, the Fund pays Alliance Capital Management L.P. (the "Investment Manager") a fee, calculated weekly and paid monthly, at an annualized rate of 1.10% of the average weekly net assets up to $50 million, 1.00% of the Fund's average weekly net assets on the next $50 million, and .90% of the Fund's average weekly net assets over $100 million.

The Fund and the Investment Manager have entered into a Sub-Advisory Agreement with BBVA Privanza Banco, S.A. (the "Sub-Adviser"). Under this agreement the Sub-Adviser receives a fee at the annual rate of .25 of 1% of the Fund's average weekly net assets. All amounts paid to the Sub-Adviser are payable by the Investment Manager from its fee. A director of the Fund is a director of Banco Bilbao Vizcaya Argentaria, the parent of the Sub-Adviser.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Investment Manager, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. The Fund reimbursed AGIS $605 during the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $43,834, of which $10,960 was paid to Banco Bilbao Vizcaya Argentaria.

Banco Bilbao Vizcaya Argentaria, an affiliate of the Sub-Adviser, serves as subcustodian of the Fund. Fees paid to the subcustodian are payable by the custodian from its fee. For the six months ended May 31, 2003, the Fund earned $7,511 of interest income on cash balances maintained at the subcustodian.


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12 o THE SPAIN FUND

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities..................  $     9,522,791   $    12,492,326
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $    16,709,037
Gross unrealized depreciation...........................          (163,814)
                                                           ---------------
Net unrealized appreciation.............................   $    16,545,223
                                                           ---------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE D
Distributions to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. Based on the opera-


--------------------------------------------------------------------------------
                                                             THE SPAIN FUND o 13
tions of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                              2002              2001
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $           -0-  $       191,160
   Long term capital gains............               -0-        4,078,408
                                         --------------   ---------------
Total taxable distributions...........               -0-        4,269,568
   Tax return of capital..............        6,535,545         5,427,639
                                         --------------   ---------------
Total distributions paid..............   $    6,535,545   $     9,697,207
                                         ==============   ===============
As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (15,436,714)(a)
Unrealized appreciation/(depreciation).................         6,319,170(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (9,117,544)
                                                          ===============

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $15,436,714, of which $1,429,119 expires in the year 2009 and $14,007,595 expires in the year 2010.
(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Capital Stock
There are 100,000,000 shares of $.01 par value common stock authorized. At May 31, 2003, 8,646,383 shares were outstanding. During the six months ended May 31, 2003, the Fund issued 18,147 shares, in connection with the Fund's dividend reinvestment plan.

NOTE F
Restricted Security

                                          Date Acquired     Cost
                                       -----------------------------
    Unidad Editorial, SA Series A......      9/30/92      $ 871,944

The security shown above is restricted as to sale and has been valued at fair value in accordance with the policy described in Note A.

The value of this security at May 31, 2003 was $2,526,264 representing 3.9% of net assets.


--------------------------------------------------------------------------------
14 o THE SPAIN FUND

NOTE G
Concentration of Risk
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Investment in the Fund's shares requires consideration of certain factors that are not typically associated with investments in U.S. equity securities such as currency fluctuations, potential price volatility, lower liquidity and concentration of the Spanish equities market and limitations on the concentration of investment in the equity of securities of companies in certain industry sectors. The possibility of political and economic instability of government supervision and regulation of the market may further affect the Fund's investments.


--------------------------------------------------------------------------------
                                                             THE SPAIN FUND o 15

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    Six Months
                                         Ended
                                       May 31,                        Year Ended November 30,
                                          2003      --------------------------------------------------------
                                   (unaudited)        2002        2001        2000         1999         1998
                                    ------------------------------------------------------------------------
Net asset value,
  beginning of period..............      $6.81       $8.39      $10.30      $16.45     $  22.16     $  18.34
Income From
  Investment Operations
Net investment income (loss) ......       (.02)(a)    (.03)(a)    (.03)(a)    (.13)        (.06)(a)      .04(a)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.....................        .97        (.79)       (.75)      (1.76)         .44         7.41
                                    ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.......................        .95        (.82)       (.78)      (1.89)         .38         7.45
                                    ------------------------------------------------------------------------
Realized gain due to
  repurchase program...............         -0-         -0-         -0-         -0-         .19          .24
Less: Dividends and
Distributions
Dividends from net
  investment income................       (.29)         -0-       (.02)         -0-          -0-        (.45)
Distributions in excess of net
  investment income................         -0-         -0-         -0-         -0-          -0-       (1.47)
Distributions from net realized
  gain on investment
  and foreign currency
  transactions.....................         -0-         -0-       (.48)      (4.26)       (6.28)       (1.95)
Tax return of capital..............         -0-       (.76)       (.63)         -0-          -0-          -0-
                                    ------------------------------------------------------------------------
Total dividends and
  distributions....................       (.29)       (.76)      (1.13)      (4.26)       (6.28)       (3.87)
                                    ------------------------------------------------------------------------
Net asset value, end
  of period........................    $  7.47     $  6.81     $  8.39     $ 10.30     $  16.45     $  22.16
                                    ========================================================================
Market value, end
  of period........................    $  7.65     $  6.97     $  8.55     $ 9.625     $  14.50     $  18.875
                                    ========================================================================
Total Return
Total investment return
  based on(b):
  Market value.....................      14.69%      (9.74)%      0.49%     (12.72)%       8.53%       50.44%
  Net asset value..................      14.62%     (10.13)%     (7.85)%    (17.67)%       4.87%       52.88%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..................    $64,596     $58,800     $72,001     $88,207     $140,808     $203,647
Ratio of expenses to average
  net assets.......................       2.32%(c)    2.13%       1.91%       1.96%        1.84%        1.44%
Ratio of net investment
  income (loss) to average
  net assets.......................       (.62)%(c)   (.48)%      (.35)%      (.88)%       (.32)%        .16%
Portfolio turnover rate............         17%         39%         34%         29%          45%          47%


See footnote summary on page 17.


--------------------------------------------------------------------------------
16 o THE SPAIN FUND

(a) Based on average shares outstanding.
(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years. Total investment return calculated for a period of less than one year is not annualized.
(c) Annualized.


--------------------------------------------------------------------------------
                                                             THE SPAIN FUND o 17

BOARD OF DIRECTORS

Dave H. Williams, Chairman and President
Norman S. Bergel
John D. Carifa
Angel Corcostegui(1)
Inmaculada de Habsburgo-Lorena(1)
Antonio Eraso(1)
Ignacio Gomez-Acebo
Francisco Gomez Roldan(1)
Juan Manuel Sainz de Vicuna(1)
Dr. Reba W. Williams


OFFICERS
Edward D. BakerIII, Senior Vice President
Russell Brody, Vice President
Cristina Fernandez-Alepuz, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Dividend Paying Agent, Transfer Agent and Registrar
Equiserve Trust Company
PO Box 43011
Providence, RI 02940-3011


(1) Member of the Audit Committee
    Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock on the open market.

    This report, including the financial statements therein is transmitted to the shareholders of The Spain Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


--------------------------------------------------------------------------------
18 o THE SPAIN FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS



U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio


Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                                             THE SPAIN FUND o 19

SUMMARY OF GENERAL INFORMATION


Shareholder Information
Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation SpainFd. The daily net asset value of the Fund's shares are available from the Fund's Transfer Agent by calling (800) 219-4218. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Analytical Services and Morningstar, Inc. The Fund's NYSE trading symbol is "SNF". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed End Funds".

Dividend Reinvestment and Cash Purchase Plan
A Dividend Reinvestment Plan is available to shareholders in the Fund, which provides automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional cash investments in Fund shares through the Plan Agent. If you wish to participate in the Plan and your shares are held in your name, simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call EquiServe Trust Company at (800) 219-4218.


--------------------------------------------------------------------------------
20 o THE SPAIN FUND

The Spain Fund
1345 Avenue of the Americas
New York, NY 10105


[LOGO]AllianceBernstein(SM)
      Investment Research and Management


SM This registered service mark used under license from the owner, Alliance Capital Management L.P.

SPNSR0503

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:      /s/David H. Williams
         ---------------------------------
         David H. Williams
         President

Date:  July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/David H. Williams
         ---------------------------------
         David H. Williams
         President

Date:  July 31, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 31, 2003